Stock-Based Compensation Stock-Based Compensation Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years		Dec. 31, 2010		Dec. 31, 2009
Stock Incentive Plan [Member]
[Line Items]
Number of shares authorized for issuance under the Stock Incentive Plan	3,500,000
Number of shares available for future grant under the Stock Incentive Plan	2,235,171
Employee Stock Option [Member]
[Line Items]
Award vesting rights	Options generally become exercisable in three equal annual installments beginning one year from the date of grant
Unrecognized compensation expense	$ 1.4
Unrecognized compensation expense, Expected weighted average period for recognition	1.9
Stock Options Expiration Period	10
Restricted Stock Units (RSUs) [Member]
[Line Items]
Award vesting rights	Restricted stock units generally vest over a three year period.
Unrecognized compensation expense	$ 18.3
Unrecognized compensation expense, Expected weighted average period for recognition	1.8
Granted, Weighted Average Grant Date Fair Value	$ 54.71	[1]	$ 62.45	[1]	$ 69.39	[1]
Long Term Performance Restricted Stock Award [Member]
[Line Items]
Maximum number of RSUs that may become eligible for vesting related to performance awards granted in the year	61,500
Granted, Weighted Average Grant Date Fair Value	$ 56.73
Employee Stock [Member]
[Line Items]
ESPP, percentage discount from market price on purchase date	15.00%
ESPP, maximum percentage of employee salary eligible for participation	10.00%
Shares available for future issuance under the ESPP	98,000

[1]	These restricted stock units include 61,500 shares for the 2011 awards and 132,980 shares for the 2010 awards under the Performance Award Agreement, which are eligible for vesting at December 31 of each respective year.